BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Yandex.Money
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

July 23, 2020
ASSETS:	RUB
Cash and cash equivalents	6,206
Term deposits	11,200
Accounts receivable	1,719
Other current assets	5,336
Property and equipment	3,139
Intangible assets	12,655
Goodwill	51,836
Operating lease right-of-use assets	4,462
Other non-current assets	517
Total assets	97,070
LIABILITIES:
Accounts payable and accrued liabilities	5,708
Other current liabilities	800
Operating lease liabilities, non-current	4,213
Other non-current liabilities	1,971
Total liabilities	12,692
Fair value of previously held equity interest	41,838
Fair value of the noncontrolling interest	47
Fair value of the redeemable noncontrolling interest	493
Total cash consideration for the acquisition	42,000
Total cash consideration from the sale of Yandex.Money	2,420
Net cash paid for the acquisition less consideration of the sale of Yandex.Money	39,580

Schedule of unaudited pro forma information

	2019	2020
	RUB	RUB
Revenues	192,189	231,869
Net income	6,220	21,374

Delivery Club LLC
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

September 8, 2022
RUB
ASSETS:
Cash and cash equivalents	1,893
Accounts receivable	1,182
Goodwill	24,919
Intangible assets	13,864
Other current and non-current assets	2,089
Total assets	43,947
LIABILITIES:
Accounts payable, accrued and other liabilities	3,496
Other current and non-current liabilities	1,499
Total liabilities	4,995
Total purchase consideration	38,952

Schedule of revenue and income reported by acquired entity before business acquisition

	Year ended December 31, 2021	Period from January 1, 2022 to September 8, 2022
	RUB	RUB
Revenues	13,047	11,724
Net loss	(10,120)	(6,452)

Schedule of unaudited pro forma information

	2021	2022
	RUB	RUB
Revenues	369,218	533,423
Net income / (loss)	(24,773)	3,112

Axelcroft Limited
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

February 2, 2021
RUB
ASSETS:
Cash and cash equivalents	72
Intangible assets	1,774
Goodwill	12,250
Other current and non-current assets	1,474
Total assets	15,570
LIABILITIES:
Deferred income tax liabilities	323
Other current and non-current liabilities	2,331
Total liabilities	2,654
Total purchase consideration	12,916

Acropol Bank
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

July 16, 2021
RUB
ASSETS:
Cash and cash equivalents	597
Investments in debt securities, current	556
Goodwill	105
Other current and non-current assets	44
Total assets	1,302
LIABILITIES:
Other current and non-current liabilities	316
Total liabilities	316
Total purchase consideration	986